OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

November 27, 2012

VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:	Oppenheimer Diversified Alternatives Fund
Pre-Effective Amendment No. 1
File Nos. 333-184384; 811-22760

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is hereby made under the Securities Act of 1933, as amended ("Securities Act") and the Investment Company Act of 1940, as amended (“Investment Company Act”) on behalf of Oppenheimer Diversified Alternatives Fund ( the “Fund”), an investment company organized as a Delaware statutory trust. This filing consists of the documents comprising Pre-Effective Amendment No. 1 (the "Amendment") to the Fund's registration statement on Form N-1A (the “Registration Statement”).

This Amendment includes revisions in response to comments on the Registration Statement received from Securities and Exchange Commission (“Commission”) staff, dated November 7, 2012. A response letter to the Commission’s comments is being filed under separate cover.

The Trustees of the Fund have not, at the date hereof, been elected. However, the Board of Trustees of the Fund will be properly constituted in accordance with Section 10 of the Investment Company Act prior to the effective date of the Registration Statement.

An audited Statement of Assets and Liabilities of the Fund, the consent of the Fund’s independent auditors, and the Opinion of Counsel are not included in this Amendment, but will be added in a subsequent Pre-Effective Amendment.  It is anticipated that the Fund will file a subsequent Pre-Effective Amendment to the Registration Statement on or about December 5, 2012 and request an effective date of on or about December 15, 2012.

This filing contains a delaying amendment as indicated on the facing sheet, delaying the effectiveness of the Registration Statement until the Registrant files a further amendment which specifically states that this Registration Statement shall become effective, or until such date as the Commission, acting pursuant to Section 8(a), shall determine.

In order to expedite review and achieve consistency, we request that you address any comments on this filing to the undersigned at:

OppenheimerFunds, Inc. Two World Financial Center 225 Liberty Street, 16th Floor New York, New York 10281-1008 212.323.0310
tedwards@oppenheimerfunds.com

Thank you for your attention to this matter.

Sincerely,

/s/ Taylor V. Edwards
-----------------------------
Taylor V. Edwards
Vice President & Senior Counsel

cc:	Valerie Lithotomos, Esq.
Arthur S. Gabinet, Esq.
Erin Powrie, Esq.
Ronald M. Feiman, Esq.
Gloria J. LaFond